Derivative Financial Instruments (Details 1) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commodity Derivatives [Abstract]
Realized gain (loss) on commodity derivatives-natural gas					$ 0	$ 146,801	$ (48,170)
Realized gain on commodity derivatives-crude oil					0	0	506
Unrealized (loss) gain on commodity derivatives					0	(104,190)	130,066
Total gain on commodity derivatives	$ 2	$ 9,390	$ (3,646)	$ 36,865	$ 0	$ 42,611	$ 82,402